Retirement benefit obligations - Disclosure of changes in projected benefit obligation (Details) - RETIREMENT BENEFIT OBLIGATIONS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) at beginning of period	€ 629	€ 610	€ 693
Service cost	115	109	143
Interest cost	22	23	8
Benefits paid	(41)
Actuarial gains and losses	31	(112)	(235)
Net defined benefit liability (asset) at end of period	€ 756	€ 629	€ 610